Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Beginning balance	$ 125,678	$ 30,042	$ 13,871
Additions during the year	45,307	95,636	16,171
Ending balance	$ 170,985	$ 125,678	$ 30,042